INVESTMENTS	6 Months Ended
Jun. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS
NOTE 5 – INVESTMENTS

The Company follows Topic 820, “Fair Value Measurement”, of FASB ASC. Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value should be based on assumptions that market participants would use.

In determining the fair value, the Company assesses the inputs used to measure fair value using a three-tier hierarchy, as follows:

In determining the fair value, the Company assesses the inputs used to measure fair value using a three-tier hierarchy, as follows:

Level 1 -	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Companies have the ability to access at the measurement date.

Level 2 -	Inputs to the valuation methodology include:
•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets or liabilities in inactive markets;

•	Inputs other than quoted prices that are observable for the asset or liability;

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 -	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The Company accounts for investments in the equity securities of companies which represent an ownership interest of 20% to 50% and the ability to exercise significant influence, provided that ability does not represent control, using the equity method. The equity method requires the Company to recognize its share of the net income (loss) of its investees in the consolidated statement of operations until the carrying value of the investment is zero.

Artemis Therapeutics, Inc.

As of June 30, 2019, the Company owns 198,311 shares or 3.8% of the outstanding common stock of Artemis Therapeutics, Inc (“ATMS”).

The Company suspended its use of the equity method to accounting for this investment in 2007 after its investment balance was reduced to zero.

As of June 30, 2019, and December 31, 2018, the Company’s share of the underlying net assets of ATMS does not exceed the Company’s carrying value of its investment in ATMS ($0 at June 30, 2019 and December 31, 2018). The market value of the Company's investment in ATMS as of June 30, 2019 and December 31, 2018 is $35  and $119 respectively.

The Company evaluated the stock price of ATMS, but as the amount of shares that are being traded is low and as  ATMS still does not have any revenue the Company determined that the value of the investment is impaired and accordingly, valued the investment at zero.

White Line B.V.

In March 2017, the Company invested an amount of $2,000 in White Line B.V., a limited company incorporated in the Netherlands. White Line is a holding and finance company. Because White Line B.V. is a private, closely-held company, there is no active market for this investment. Therefore, the Company accounts for this investment under the cost method. In October 2017, the Company invested additional amount of $1,500 in White Line. The total investment represented 10% of the issued and outstanding share capital of White Line.

The Company had an agreement with an entity related to its main shareholder, according to which, if the value of this investment decrease, the related party entity has guaranteed to repurchase this full investment at a minimum amount of $3,500. The guaranty is effective after three years of the date of purchase and terminates after five years.

In December 2018, the Company reached into an agreement with the related party entity in order to preface the sale of the investment. The related party entity purchased the full investment from the Company in December 2018, for $3,500 in exchange for reduction in the convertible notes payable to a related party.

Freezone I-SEC Korea Inc.

In April 2018, the Company signed a Joint Venture Agreement with a South Korean Company in order to establish a Joint Venture Company (“JVC”) and to provide aviation security and non-security services in South Korea. Each one of the parties holds 50% (fifty percent) of the JVC’s equity. The Company uses the equity method for this investment. As of June 30, 2019, and December 31, 2018, the Company’s investment is approximately 334,000 and 284,000 KRW respectively ($289 as of June 30, 2019 and $255 as of December 31, 2018). The Company recognized a profit from its investment in JVC 50,073 and 0 KRW ($45 and $0 as of June 30, 2019, and 2018 respectively). In addition, each one of the partners, provided in June 2018 to the JVC a loan of 200,000 KRW ($174 and $180 as of June 30, 2019 and December 31, 2018, respectively) in order to fund the working capital of the JVC. The loan bears interest of 1.3% per year. The loan is payable within two years and should be repaid no later than June 2020. As of June 30, 2019, and December 31, 2018, the outstanding balance of the loan was approximately 100,000 and 200,000 KRW ($87 and $180 as of June 30, 2019 and December 31, 2018), shown in the balance sheet as prepaid expenses and other current assets.